Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	35 Months Ended	47 Months Ended	59 Months Ended
	Mar. 06, 2024	Mar. 23, 2021	Mar. 31, 2024	May 31, 2024	Jun. 30, 2024	Aug. 31, 2024	Sep. 30, 2024	Nov. 30, 2024	Dec. 31, 2024	Feb. 28, 2022	Feb. 28, 2026	Feb. 28, 2025	Mar. 31, 2025	May 31, 2025	Jun. 30, 2025	Aug. 31, 2025	Sep. 30, 2025	Nov. 30, 2025	Dec. 31, 2025	Feb. 28, 2023	Feb. 28, 2026	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026
C000226137
Account Value [Line Items]
Line Graph and Table Measure Name											Monarch Ambassador Income Index ETF
Accumulated Value		$ 10,000								$ 9,870										$ 8,870		$ 9,072	$ 9,665	$ 10,761
C000226138
Account Value [Line Items]
Line Graph and Table Measure Name											Monarch Blue Chips Core Index ETF
Accumulated Value		10,000								10,362										9,614		12,894	14,491	14,947
S000246990
Account Value [Line Items]
Line Graph and Table Measure Name											Monarch Dividend Plus Index ETF
Accumulated Value	$ 10,000		$ 10,491		$ 9,937		$ 10,717		$ 10,170				$ 10,591		$ 10,500		$ 10,745		$ 10,918		$ 10,983
C000226139
Account Value [Line Items]
Line Graph and Table Measure Name											Monarch ProCap Index ETF
Accumulated Value		10,000								10,918										10,380		11,418	12,557	14,178
C000246991
Account Value [Line Items]
Line Graph and Table Measure Name											Monarch Select Subsector Index ETF
Accumulated Value	10,000			$ 10,042		$ 11,339		$ 11,944				$ 11,305		$ 11,297		$ 12,235		$ 12,399			12,978
C000246992
Account Value [Line Items]
Line Graph and Table Measure Name											Monarch Volume Factor Dividend Tree Index ETF
Accumulated Value	10,000			10,187		10,529		11,304				10,943		10,256		11,262		11,638			12,682
C000246993
Account Value [Line Items]
Line Graph and Table Measure Name											Monarch Volume Factor Global Unconstrained Index ETF
Accumulated Value	10,000			10,393		10,919		11,168				10,570		11,163		12,180		12,520			14,298
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000								9,833										8,877		9,172	9,705	10,313
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000								11,332										10,460		13,645	16,157	18,902
DJ Industrial Average - Total Return
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones Industrial Average<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Accumulated Value	10,000		10,305		10,174		11,062		11,164				11,067		11,672		12,333		12,830		13,102
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000								9,833										8,877		9,172	9,705	10,313
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000			10,372		11,139		11,935				11,819		11,774		12,907		13,725			13,827
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000			10,358		11,104		11,916				11,724		11,652		12,776		13,546			13,721
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global 1200 Index
Accumulated Value	10,000			10,367		11,049		11,478				11,545		11,810		12,827		13,633			14,373
Monarch Ambassador Income Index
Account Value [Line Items]
Line Graph and Table Measure Name											Monarch Ambassador Income Index
Accumulated Value		10,000								9,893										8,912		9,141	9,753	10,866
Monarch Blue Chips Core Index
Account Value [Line Items]
Line Graph and Table Measure Name											Monarch Blue Chips Core Index
Accumulated Value		10,000								10,386										9,654		13,000	14,642	15,109
Monarch Dividend Plus Index
Account Value [Line Items]
Line Graph and Table Measure Name											Monarch Dividend Plus Index
Accumulated Value	10,000		10,494		9,939		10,730		10,182				10,615		10,532		10,784		10,964		11,040
S&P Composite 1500 Value Index USD TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Composite 1500 Value Index TR
Accumulated Value	10,000		$ 10,364		$ 10,130		$ 11,056		$ 10,802				$ 10,780		$ 11,106		$ 11,805		$ 12,176		12,785
Monarch ProCap Index
Account Value [Line Items]
Line Graph and Table Measure Name											Monarch ProCap Index
Accumulated Value		10,000								10,941										10,414		11,474	12,620	14,261
S&P Target Risk Moderate Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Target Risk Moderate Index
Accumulated Value		$ 10,000								$ 10,162										$ 9,325		$ 10,385	$ 11,375	$ 12,962
Monarch Select Subsector Index
Account Value [Line Items]
Line Graph and Table Measure Name											Monarch Select Subsector Index
Accumulated Value	10,000			10,047		11,349		11,952				11,309		11,300		12,244		12,407			12,996
Monarch Volume Factor Dividend Tree Index
Account Value [Line Items]
Line Graph and Table Measure Name											Monarch Volume Factor Dividend Tree Index
Accumulated Value	10,000			10,186		10,538		11,325				10,970		10,272		11,287		11,671			12,729
Monarch Volume Factor Global Unconstrained Index
Account Value [Line Items]
Line Graph and Table Measure Name											Monarch Volume Factor Global Unconstrained Index
Accumulated Value	$ 10,000			$ 10,400		$ 10,938		$ 11,196				$ 10,598		$ 11,201		$ 12,231		$ 12,579			$ 14,388